Interests in Joint Ventures (Details 1) - ARS ($) shares in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement [Line Items]
Value of company interest in equity	$ 4,302,000,000	$ 6,964,000,000	$ 3,450,000,000	$ 2,296,042,000,000	$ 3,465,070,000,000
Loss for the year	(22,537,000,000)	27,266,000,000	(38,935,000,000)
Equity	78,013,000,000	113,513,000,000	$ 87,187,000,000	$ 127,627,000,000
Total [Member]
Statement [Line Items]
Value of company interest in equity	$ 4,302,000,000	$ 6,964,000,000
Group's interest in comprehensive income	2,050	234	868
La Rural S.A [Member]
Statement [Line Items]
Value of company interest in equity	$ 169,000,000	$ 305,000,000
Group's interest in comprehensive income	134	153	216
% of ownership interest held by non-controlling interests	50.00%	50.00%	50.00%
Place of business / Country of incorporation	Argentina
Main activity	Event organization and others
Share capital (nominal value)	$ 1,000,000
Common shares	714,498
Loss for the year	$ (249,000,000)
Equity	242,000,000
Others Associates [Member]
Statement [Line Items]
Value of company interest in equity	$ 0	$ 15,000,000
Group's interest in comprehensive income	0	7	11
% of ownership interest held by non-controlling interests	0.00%	0.00%	(0.00%)
Quality Invest S.A. [Member]
Statement [Line Items]
Value of company interest in equity	$ 2,927,000,000	$ 3,156,000,000
Group's interest in comprehensive income	259	276	877
% of ownership interest held by non-controlling interests	50.00%	50.00%	50.00%
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Share capital (nominal value)	$ 450,000,000
Common shares	225,146,012
Loss for the year	$ (518,000,000)
Equity	5,760,000,000
Tarshop S.A [Member]
Statement [Line Items]
Value of company interest in equity	$ 0	$ 0
Group's interest in comprehensive income	0	0
% of ownership interest held by non-controlling interests	0.00%	0.00%	0.00%
Nuevo Puerto Santa Fe S.A. [Member]
Statement [Line Items]
Value of company interest in equity	$ 269,000,000	$ 395,000,000
Group's interest in comprehensive income	126	14	222
% of ownership interest held by non-controlling interests	50.00%	50.00%	50.00%
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Share capital (nominal value)	$ 28,000,000
Common shares	484,727,737
Loss for the year	$ (251,000,000)
Equity	507,000,000
TGLT SA [Member]
Statement [Line Items]
Value of company interest in equity	$ 937,000,000	$ 3,093,000,000
Group's interest in comprehensive income	1,531	174	0
% of ownership interest held by non-controlling interests	27.82%	30.20%	0.00%
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Share capital (nominal value)	$ 915,000,000
Common shares	257,320,997
Loss for the year	$ (4,625,000,000)
Equity	$ 4,311,000,000